Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Schedule of Loans

Composed as follows:

	Linkage	Interest rate 2024 and	December 31	December 31
	terms	2025	2025	2024
Bank loans		%	€ in thousands
	EURIBOR	2 – 6.3	25,304	28,105
	Fixed rate	2.58 – 4.5	173,845	149,985
	Prime rate (USA)	6.75-8.5	4,258	9,551
	Bank of Israel interest rate	4.35 - 9.1	7,078	6,379
	Consumer price index in Israel	2.75 - 4.78	79,138	73,162
			289,623	267,182
Current maturities			17,235	21,316

Long-term loans			272,388	245,866

	Linkage	Interest rate 2024 and	December 31	December 31
	terms	2025	2025	2024
Other long-term loans		%	€ in thousands
	EURIBOR(1)	5.27-9.1	24,450	25,239
	Consumer price index in Israel	7	8,857	7,259
	Fixed rate	4.5 - 5.5	28,816	3,816
			62,123	36,314
Current maturities			3,666	5,866

Other long-term loans			58,457	30,448

(1)	Loans provided by the minority holders (49%) in Talasol.

Schedule of Aggregate Annual Maturities	The aggregate annual maturities are as follows:
	December 31	December 31
	2025	2024
	€ in thousands
Second year	16,785	13,884
Third year	17,029	16,673
Fourth year	17,376	16,887
Fifth year	18,684	16,575
Sixth year and thereafter	260,971	212,295

Long-term loans	330,845	276,314
Current maturities	19,717	26,712
Short-term loans	1,184	470
	351,746	303,496

Schedule of Movement in Liabilities Deriving from Financing Activities	Movement in liabilities deriving from financing activities
		Liabilities
		Loans and
	Note	borrowings	Debentures	Other	Total
		€ in thousands
Balance as at January 1, 2025		303,496	191,529	26,038	521,063
Changes from financing activities
Proceeds from issue of debentures	12	-	91,181	-	91,181
Repayment of debentures	12	-	(35,691)	-	(35,691)
Receipt of loans		76,208	-	-	76,208
Repayment of loans		(35,414)	-	-	(35,414)
Repayment of lease	14	-	-	(1,548)	(1,548)
Proceeds from the sale of tax credits		-	-	10,160	10,160
Accrued interest	9	6,236	-	-	6,236
Linkage		1,938	-	-	1,938
Non-cash components		(1,528)	2,069	10,054	10,595
Total net financing liabilities		350,936	249,088	44,704	644,728

Effect of changes in foreign exchange rates		810	89	(306)	593
Balance as at December 31, 2025		351,746	249,177	44,398	645,321
		Liabilities
		Loans and
	Note	borrowings	Debentures	Other	Total
		€ in thousands
Balance as at January 1, 2024		281,938	140,087	25,701	447,726
Changes from financing activities
Proceeds from issue of debentures		-	74,159	-	74,159
Repayment of debentures	12	-	(35,845)	-	(35,845)
Receipt of loans		19,482	-	-	19,482
Repayment of loans		(11,776)	-	-	(11,776)
Repayment of lease	14	-	-	(2,941)	(2,941)
Accrued interest (see Note 9)		5,899	-	-	5,899
Linkage		2,474	-	-	2,474
Non-cash components		88	1,369	2,970	4,427
Total net financing liabilities		298,105	179,770	25,730	503,605

Effect of changes in foreign exchange rates		5,391	11,759	308	17,458
Balance as at December 31, 2024		303,496	191,529	26,038	521,063